Fair Value Disclosures (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Equity in broker trading accounts:
Net unrealized gain on open futures contracts	$ 1,166,626		$ 976,962
Net unrealized loss on open forward currency contracts	5,443		48,214
Recurring
Equity in broker trading accounts:
Net unrealized gain on open futures contracts	1,166,626	[1]	976,962	[1]
Net unrealized loss on open forward currency contracts	5,443	[1]	48,214	[1]
Cash and cash equivalents:
Money market fund	556,060		919,650
Total	20,103,658		29,922,753
Recurring | U.S. Treasury Securities
Cash and cash equivalents:
Total	8,395,413	[1]	5,494,988	[1]
Recurring | U.S. Government Sponsored Enterprise Notes
Cash and cash equivalents:
Total			652,812	[1]
Recurring | Commercial Paper
Cash and cash equivalents:
Total	2,299,673	[1]	3,474,435	[1]
Recurring | Corporate Notes
Cash and cash equivalents:
Total	7,429,713	[1]	16,049,322	[1]
Recurring | Certificates of Deposit
Cash and cash equivalents:
Total	250,730	[1]	2,306,370	[1]
Recurring | Level 1
Equity in broker trading accounts:
Net unrealized gain on open futures contracts	1,166,626	[1]	976,962	[1]
Net unrealized loss on open forward currency contracts		[1]		[1]
Cash and cash equivalents:
Money market fund	556,060		919,650
Total	10,118,099		7,391,600
Recurring | Level 1 | U.S. Treasury Securities
Cash and cash equivalents:
Total	8,395,413	[1]	5,494,988	[1]
Recurring | Level 1 | U.S. Government Sponsored Enterprise Notes
Cash and cash equivalents:
Total				[1]
Recurring | Level 1 | Commercial Paper
Cash and cash equivalents:
Total		[1]		[1]
Recurring | Level 1 | Corporate Notes
Cash and cash equivalents:
Total		[1]		[1]
Recurring | Level 1 | Certificates of Deposit
Cash and cash equivalents:
Total		[1]		[1]
Recurring | Level 2
Equity in broker trading accounts:
Net unrealized loss on open forward currency contracts	5,443	[1]	48,214	[1]
Cash and cash equivalents:
Money market fund
Total	9,985,559		22,531,153
Recurring | Level 2 | U.S. Treasury Securities
Cash and cash equivalents:
Total		[1]		[1]
Recurring | Level 2 | U.S. Government Sponsored Enterprise Notes
Cash and cash equivalents:
Total			652,812	[1]
Recurring | Level 2 | Commercial Paper
Cash and cash equivalents:
Total	2,299,673	[1]	3,474,435	[1]
Recurring | Level 2 | Corporate Notes
Cash and cash equivalents:
Total	7,429,713	[1]	16,049,322	[1]
Recurring | Level 2 | Certificates of Deposit
Cash and cash equivalents:
Total	$ 250,730	[1]	$ 2,306,370	[1]

[1]	See the condensed schedule of investments for further description.